PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	December 31,
	2021	2020
Prepayments	$2,932	$2,394
VAT receivables	991	1,263
Other assets – goods to be consumed in R&D activities	368	398
	$4,291	$4,055